UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05348

THE THAI FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Thai Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (96.8%)
Airlines (1.7%)
Thai Airways International PCL	3,556,500	$3,107

Capital Markets (1.6%)
Kim Eng Securities Thailand PCL	7,835,800	2,859

Commercial Banks (21.3%)
Bangkok Bank PCL	3,178,850	12,928
Bank of Ayudhya PCL	5,023,800	3,294
Kasikornbank PCL	3,108,600	9,277
Siam Commercial Bank PCL	4,756,800	13,534
		39,033
Construction & Engineering (3.6%)
Italian-Thai Development PCL (a)	47,015,500	3,664
Sino Thai Engineering & Construction PCL	16,797,300	2,987
		6,651
Construction Materials (3.5%)
Siam Cement PCL	794,600	6,315

Food & Staples Retailing (7.9%)
CP ALL PCL (a)	13,487,600	11,471
Siam Makro PCL	1,001,200	3,003
		14,474
Hotels, Restaurants & Leisure (2.4%)
Minor International PCL	12,732,770	4,332

Household Durables (0.5%)
Golden Land Property Development PCL (a)	8,610,300	905

Insurance (1.1%)
Bangkok Insurance PCL	314,947	1,948

Marine (4.6%)
Precious Shipping PCL	8,489,300	4,962
Thoresen Thai Agencies PCL	4,698,760	3,531
		8,493
Media (5.1%)
BEC World PCL	4,029,800	3,091
Major Cineplex Group PCL	9,976,450	2,792
MCOT PCL	4,733,000	3,440
		9,323
Multiline Retail (2.0%)
Big C Supercenter PCL (a)	2,398,800	3,672

Oil, Gas & Consumable Fuels (24.2%)
Banpu PCL	699,700	13,200
PTT Exploration & Production PCL	2,870,300	13,182
PTT PCL	1,810,400	14,669
Thai Oil PCL	2,103,000	3,252
		44,303
Real Estate Management & Development (14.1%)
Asian Property Development PCL	39,134,000	6,354
Land & Houses PCL	32,230,100	6,031
MBK PCL	863,300	2,029
Quality Houses PCL	67,196,800	5,029
Sansiri PCL	41,175,300	6,265
		25,708
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd. (a)(b)(c)(d)	958	—

Transportation Infrastructure (0.9%)
Airports of Thailand PCL	1,455,400	1,722

Wireless Telecommunication Services (2.3%)
Advanced Info Service PCL	1,571,500	4,192
TOTAL COMMON STOCKS (Cost $130,795)		177,037

SHORT-TERM INVESTMENT (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $2,405)	2,404,665	2,405
TOTAL INVESTMENTS (98.1%) (Cost $133,200) +		179,442
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		3,422
NET ASSETS (100%)		$182,864

(a)                                  Non-income producing security.

(b)                                 Security has been deemed illiquid at March 31, 2010.

(c)                                  At March 31, 2010, the Fund held a fair valued security, valued at $0, representing 0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At March 31, 2010, this security had a market value of $0, representing less than 0% of net assets.

(e)                                  The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $4,411,000 and $3,267,000, respectively.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $133,200,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $46,242,000 of which $61,450,000 related to appreciated securities and $15,208,000 related to depreciated securities.

The Thai Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets:
Common Stocks
Airlines	$3,107	$—	$—		$3,107
Capital Markets	2,859	—	—		2,859
Commercial Banks	39,033	—	—		39,033
Construction & Engineering	6,651	—	—		6,651
Construction Materials	6,315	—	—		6,315
Food & Staples Retailing	14,474	—	—		14,474
Hotels, Restaurants & Leisure	4,332	—	—		4,332
Household Durables	905	—	—		905
Insurance	1,948	—	—		1,948
Marine	8,493	—	—		8,493
Media	9,323	—	—		9,323
Multiline Retail	3,672	—	—		3,672
Oil, Gas & Consumable Fuels	44,303	—	—		44,303
Real Estate Management & Development	25,708	—	—		25,708
Textiles, Apparel & Luxury Goods	—	—	—	**	—	**
Transportation Infrastructure	1,722	—	—		1,722
Wireless Telecommunication Services	4,192	—	—		4,192
Total Common Stocks	177,037	—	—	**	177,037
Short-Term Investments
Investment Company	2,405	—	—		2,405
Total Assets	179,442	—	—	**	179,442

Total	$179,442	$—	$—	**	$179,442

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/09	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

**     Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010